FINANCE COSTS	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Disclosure of finance cost [text block]	FINANCE COSTS

For the years ended December 31,	2019	2018
Unwinding of discounts on provisions	$11.1	$16.7
Interest expense on long-term debt	71.8	75.6
Financing costs paid on early note redemption (Note 28)	35.0	14.7
Interest expense on lease liabilities (Note 34)	4.4	—
Amortization of deferred financing, bank, financing fees and other finance costs (i)	21.9	30.4
Finance costs	$144.2	$137.4
(i)Included in other finance costs for the years ended December 31, 2019 and 2018 is $9.4 million and $16.0 million, respectively, of non-cash interest expense related to the financing component of deferred revenue contracts.